Costs and Operating Expenses - Summary of Share-Based Compensation Expense (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	₸ (20,859)	₸ (19,984)	₸ (20,057)
Cost of Goods and Services
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	(1,747)	(1,673)	(1,148)
Technology & Product Development
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	(10,410)	(9,137)	(9,020)
Sales & Marketing
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	(686)	(653)	(27)
General & Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
SHARE-BASED COMPENSATION	₸ (8,016)	₸ (8,521)	₸ (9,862)